STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT
Cash and cash equivalents		R$ 3,750,944	R$ 4,195,713
Short-term investments		4,024,056	1,800,439
Trade accounts receivable		3,524,395	3,502,399
Accounts receivable - sale of subsidiary		22,915
Inventories		3,087,395	4,516,874
Recoverable taxes		608,530	911,410
Income tax and social contribution		175,563	196,143
Derivative financial instruments		188,997	235,114
Other current assets		604,427	763,384
Current assets other than assets held for sale		15,987,222	16,121,476
Assets held for sale			51
Total current assets		15,987,222	16,121,527
NON-CURRENT
Accounts receivable - sale of subsidiary		806,582
Recoverable taxes		1,112,407	1,356,868
Deferred income tax and social contribution	[1]	2,200,695	3,519,515
Judicial deposits		408,030	457,550
Derivative financial instruments		89,453	773,251
Long-term investments		36,698	35,235
Other non-current assets		1,027,679	1,252,437
Total noncurrent assets		5,681,544	7,394,856
Property, plant and equipment		3,457,574	4,966,150
Intangible		16,569,866	23,260,970
Right of use		1,050,809	2,941,887
Total non-current assets		26,759,793	38,563,863
TOTAL ASSETS		42,747,015	54,685,390
CURRENT
Borrowings, financing and debentures		163,844	331,151
Lease		298,600	878,448
Trade accounts payable and reverse factoring operations		5,302,478	6,375,930
Dividends and interest on shareholders' equity payable		294,231	260
Payroll, profit sharing and social charges		1,019,688	1,276,977
Tax liabilities		634,760	828,125
Income tax and social contribution		908,442	70,294
Derivative financial instruments		329,676	1,613,968
Provision for tax, civil and labor risks		491,301	463,655
Other current liabilities		970,479	1,499,060
Total current liabilities		10,413,499	13,337,868
NON-CURRENT
Borrowings, financing and debentures		5,947,858	13,261,135
Lease		851,840	2,392,289
Payroll, profit sharing and social charges		16,069	26,152
Tax liabilities		127,194	117,358
Deferred income tax and social contribution	[1]	328,090	934,414
Income tax and social contribution		380,176	448,532
Derivative financial instruments			191,274
Provision for tax, civil and labor risks		875,291	873,618
Other non-current liabilities		686,533	751,566
Total non-current liabilities		9,213,051	18,996,338
TOTAL LIABILITIES		19,626,550	32,334,206
SHAREHOLDERS' EQUITY
Capital stock		12,484,515	12,484,424
Treasury shares		(164,236)	(262,360)
Capital reserves		10,466,501	10,540,885
Legal Profit Reserve		780,308
Retained earnings (losses)			(1,994,555)
Other comprehensive income (loss)		(463,849)	1,564,340
Shareholders' equity attributed to the Company's shareholders		23,103,239	22,332,734
Non-controlling interest in shareholders' equity of subsidiaries		17,226	18,450
Total shareholders' equity		23,120,465	22,351,184
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		R$ 42,747,015	R$ 54,685,390

[1]	Balance presented in the balance sheet including the effects of the jurisdictional offset of deferred tax assets and liabilities of the same nature, originating from the same taxpayer and tax authority.